Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share	Earnings per share
Basic earnings per share
The calculation of basic earnings per share was based on a result attributable to ordinary shares and a weighted average number of ordinary shares outstanding during the period ended December 31 of each year, calculated as follows:

Result attributable to ordinary shares

	2023	2022	2021
Result for the period (in USD)	858,026,940	203,251,347	(338,777,184)
Weighted average number of ordinary shares	201,901,743	201,747,963	201,677,981
Basic earnings per share (in USD)	4.25	1.01	(1.68)

Weighted average number of ordinary shares

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2021	220,024,713	18,346,732	201,677,981	201,677,981
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	—	—	—
On issue at December 31, 2021	220,024,713	18,346,732	201,677,981	201,677,981

On issue at January 1, 2022	220,024,713	18,346,732	201,677,981	201,677,981
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	(105,551)	105,551	69,982
On issue at December 31, 2022	220,024,713	18,241,181	201,783,532	201,747,963

On issue at January 1, 2023	220,024,713	18,241,181	201,783,532	201,783,532
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	(450,465)	450,465	118,211
On issue at December 31, 2023	220,024,713	17,790,716	202,233,997	201,901,743

Diluted earnings per share
For the twelve months ended December 31, 2023, the diluted earnings per share (in USD) amount to 4.25 (2022: 1.01 and 2021: (1.68)). At December 31, 2021, 236,590 options issued under the LTIP 2015 were excluded from the calculation of the diluted weighted average number of shares because these 236,590 options were out-of-the money and have been considered as anti-dilutive. At December 31, 2023 and December 31, 2022, these 236,590 options were not outstanding anymore (see Note 24). At December 31, 2023, no RSUs have been considered as dilutive, as all LTIPs were terminated during 2023 (see Note 24).
Weighted average number of ordinary shares (diluted)
The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	2023	2022	2021
Weighted average of ordinary shares outstanding (basic)	201,901,743	201,747,963	201,677,981

Effect of Share-based Payment arrangements	—	246,254	95,259

Weighted average number of ordinary shares (diluted)	201,901,743	201,994,217	201,773,240

There are no more remaining outstanding instruments at December 31, 2023 due to the change of control which caused an accelerated vesting of all RSUs. The RSUs of the LTIP 2019, LTIP 2020 and LTIP 2021 could have given rise to dilution at December 31, 2022 and December 31, 2021.